Right-of-Use Assets and Lease Liabilities - Schedule of Right-of-Use Assets and Lease Liabilities (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Right-of-use assets
Balance brought forward	RM 739,244	$ 165,176		RM 213,761
Balance carried forward	596,165	141,523	RM 739,244	739,244	RM 213,761
Lease liabilities
Balance brought forward	747,819	167,092
Balance carried forward	611,522	145,169	747,819	747,819
Minimum lease payment:
Minimum lease payment	650,000		806,000	806,000		$ 154,303
Less: Future interest charges	(38,478)		(58,181)	(58,181)		(9,134)
Present value of lease payment	611,522		747,819	747,819		145,169	$ 167,092
Repayment as follows:
Lease liabilities current portion	284,499		276,524	276,524	141,816	67,537	61,786
Lease liabilities non-current portion	327,023		471,295	471,295	73,831	77,632	105,306
Repayment of Lease liabilities	611,522		747,819	747,819		145,169	167,092
The followings are the amounts recognized in profit or loss:
Depreciation charges of right-of-use assets	143,079	33,965	190,487
Interest expense on lease liabilities	19,703	4,677	24,391
Extinguishment of right-of-use assets and liabilities			(3,188)
Expense relating to short-term leases and leases of low-value assets	53,943	12,805	12,499	12,500	295
Total	216,725	51,447	224,189	224,189	123,113
Not later than one year [Member]
Lease liabilities
Balance brought forward	276,524	61,786
Balance carried forward			276,524	276,524
Minimum lease payment:
Minimum lease payment	312,000		312,000	312,000		74,065
Present value of lease payment			276,524	276,524			61,786
Repayment as follows:
Repayment of Lease liabilities			276,524	276,524			61,786
Later than one year and not later than five years [Member]
Minimum lease payment:
Minimum lease payment	338,000		494,000	494,000		80,238
Lease Liabilities [Member]
Lease liabilities
Balance brought forward	747,819	177,524	215,647	215,647	146,640
Add: Imputed interest	19,703	4,677	24,391	24,391	9,066
Less: Principal repayment	(156,000)	(37,032)	(205,000)	(205,000)	(126,000)
Termination of lease liability			(145,696)	(145,696)	(99,073)
Add: New lease recognized			858,477	858,477	285,014
Balance carried forward	611,522	145,169	747,819	747,819	215,647
Minimum lease payment:
Present value of lease payment	611,522		747,819	747,819	215,647	145,169	177,524
Repayment as follows:
Repayment of Lease liabilities	611,522		747,819	747,819	215,647	$ 145,169	$ 177,524
Right-of-Use Assets [Member]
Right-of-use assets
Balance brought forward	739,244	175,488	213,761	213,761	141,572
Less: Amortization	(143,079)	(33,965)	(190,487)	(190,487)	(118,444)
Termination of right-of-use asset			(142,507)	(142,507)	(94,381)
Add: New lease recognized			858,477	858,477	285,014
Balance carried forward	RM 596,165	$ 141,523	RM 739,244	RM 739,244	RM 213,761